TAXATION - Prepaid income taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
TAXATION
Total corporate income tax	Rp 1,162		Rp 1,817
Current portion	(297)	$ (21)	(1,079)
Non-current portion (Note 15)	865		738
The company
TAXATION
Total corporate income tax	500		465
Subsidiaries
TAXATION
Total corporate income tax	Rp 662		Rp 1,352